As filed with the Securities and Exchange Commission on September 15, 2017

File Nos. 333-206888

811-23097

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 7	☒
And

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 9	☒

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

(Exact Name Of Registrant As Specified In Charter)

280 Park Avenue, New York, NY 10017

(Address Of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (212) 832-3232

Francis C. Poli

Cohen & Steers Capital Management, Inc.

280 Park Avenue

New York, New York 10017

(Name And Address Of Agent Of Service Of Process)

With copies to:

Michael G. Doherty, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

Approximate Date of Proposed Public Offering : As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act and the 1940 Act, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 15th day of September, 2017.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

By:	/s/ ADAM M. DERECHIN
Adam M. Derechin
President and CEO

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

	SIGNATURE	TITLE	DATE

By:	/s/ ADAM M. DERECHIN	President and Chief Executive Officer (Principal Executive Officer)	September 15, 2017
(ADAM M. DERECHIN)

By:	/s/ JAMES GIALLANZA	Chief Financial Officer (Principal Financial and Accounting Officer)	September 15, 2017
(JAMES GIALLANZA)

	*	Chairman and Director	September 15, 2017
(ROBERT H. STEERS)

	*	Director	September 15, 2017
(JOSEPH M. HARVEY)

	*	Director	September 15, 2017
(MICHAEL G. CLARK)

	*	Director	September 15, 2017
(BONNIE COHEN)

	*	Director	September 15, 2017
(DEAN JUNKANS)

	*	Director	September 15, 2017
(GEORGE GROSSMAN)

	*	Director	September 15, 2017
(RICHARD E. KROON)

	*	Director	September 15, 2017
(GERALD J. MAGINNIS)

	*	Director	September 15, 2017
(JANE F. MAGPIONG)

	*	Director	September 15, 2017
(RICHARD J. NORMAN)

	*	Director	September 15, 2017
(FRANK K. ROSS)

	*	Director	September 15, 2017
(C. EDWARD WARD, JR.)

*By:	/s/ FRANCIS C. POLI		September 15, 2017
Francis C. Poli
ATTORNEY-IN-FACT

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase